Quarterly Holdings Report
for
Fidelity® Minnesota Municipal Income Fund
March 31, 2023
MNF-NPRT1-0523
1.814649.118
Municipal Bonds - 96.9%
	Principal Amount (a)	Value ($)
Guam - 0.3%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
6.25% 10/1/34 (b)	515,000	523,054
6.25% 10/1/34 (Pre-Refunded to 10/1/23 @ 100) (b)	335,000	340,239
Guam Pwr. Auth. Rev. Series 2022 A, 5% 10/1/44	1,000,000	1,038,727
TOTAL GUAM		1,902,020
Minnesota - 95.7%
Albany Independent School District #745 (Minnesota School district Cr. Enhancement Prog.) Series 2022 A, 4.125% 2/1/41	1,130,000	1,173,835
Anoka-Hennepin Independent School District 11 Series 2014 A:
5% 2/1/25	1,015,000	1,033,514
5% 2/1/26	1,220,000	1,242,398
5% 2/1/27	1,285,000	1,308,273
5% 2/1/28	1,345,000	1,369,139
5% 2/1/29	1,415,000	1,440,046
5% 2/1/34	1,800,000	1,829,936
Chaska Elec. Rev. Series 2015 A:
5% 10/1/26	1,000,000	1,056,394
5% 10/1/29	785,000	830,828
Chaska Independent School District #112 Gen. Oblig. (Minnesota School District Cr. Enhancement Prog.) Series 2016 A:
5% 2/1/30	1,400,000	1,495,535
5% 2/1/31	3,600,000	3,844,644
City of Ramsey Series 2022 A:
5% 12/15/29	670,000	782,097
5% 12/15/30	665,000	790,854
5% 12/15/31	740,000	897,887
5% 12/15/32	775,000	954,983
5% 12/15/33	565,000	694,363
5% 12/15/34	455,000	553,713
City of Virginia Series 2020 A:
4% 2/1/37 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,025,806
4% 2/1/39 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,010,187
City of White Bear Lake (YMCA of Greater Twin Cities Proj.) Series 2018:
5% 6/1/25	565,000	584,828
5% 6/1/26	500,000	526,681
5% 6/1/28	1,000,000	1,077,426
5% 6/1/30	625,000	682,165
5% 6/1/31	700,000	763,675
5% 6/1/33	1,400,000	1,522,862
Cloquet Independent School District #94 Series 2015 B:
5% 2/1/28	3,030,000	3,148,007
5% 2/1/31	1,245,000	1,291,008
Ctr. City Health Care Facilities (Hazelden Betty Ford Foundation Proj.) Series 2014:
5% 11/1/23	775,000	779,821
5% 11/1/25	250,000	253,810
5% 11/1/26	500,000	507,238
5% 11/1/27	420,000	425,759
Dassel Cokato Mischd # 466 (Minnesota School District Cr. Enhancement Prog.) Series 2023 A:
4% 2/1/41	415,000	424,162
4% 2/1/42	750,000	763,125
4% 2/1/43	960,000	974,715
Dawson-Boyd Independent School District Series 2019 A:
4% 2/1/33	1,140,000	1,213,137
4% 2/1/36	1,360,000	1,421,768
4% 2/1/37	1,200,000	1,246,920
Dilworth Gen. Oblig. Series 2022 A:
3.5% 2/1/34	455,000	469,863
3.5% 2/1/35	470,000	479,710
3.5% 2/1/36	490,000	493,726
4% 2/1/38	1,030,000	1,057,373
4% 2/1/40	1,115,000	1,133,206
4% 2/1/42	1,205,000	1,213,868
Dilworth-Glyndon-Felton ISD No. 2164 Series 2020 A, 4% 2/1/34	1,000,000	1,040,259
Duluth Econ. Dev. Auth. Series 2021 A, 4% 7/1/41	930,000	736,784
Duluth Econ. Dev. Auth. Health Care Facilities Rev.:
Series 2018 A:
5% 2/15/43	1,500,000	1,542,162
5% 2/15/48	3,000,000	3,065,782
5% 2/15/58	3,125,000	3,177,100
Series 2021 A:
4% 6/15/32	535,000	534,765
4% 6/15/35	550,000	536,754
Series 2022 A:
4% 6/15/37	1,140,000	1,071,845
4% 6/15/38	400,000	370,362
4% 6/15/39	250,000	228,807
5% 6/15/23	300,000	301,072
5% 6/15/25	565,000	577,895
5% 6/15/26	360,000	373,238
5% 6/15/28	935,000	989,148
5% 6/15/29	775,000	825,481
5% 6/15/31	1,220,000	1,318,701
5% 6/15/33	1,170,000	1,268,089
Series 2022 B:
5.25% 6/15/47	2,500,000	2,574,016
5.25% 6/15/52	1,250,000	1,273,846
Duluth Independent School District #709 Ctfs. of Prtn.:
Series 2019 B:
5% 2/1/24	400,000	407,014
5% 2/1/25	375,000	389,945
5% 2/1/26	395,000	419,398
5% 2/1/27	370,000	400,318
Series 2021 B, 3% 3/1/32	540,000	468,058
Eden Prairie Independent School District Series 2023 A:
4% 2/1/35	1,050,000	1,132,189
4% 2/1/36	915,000	974,968
Elk River Independent School District #728:
Series 2019 A, 3% 2/1/33	2,925,000	2,903,544
Series 2020 A, 4% 2/1/31	2,120,000	2,278,295
Forest Lake Series 2019 A, 4% 2/1/31	1,790,000	1,942,415
Hawley Independent School District #150 Series 2023 A:
5% 2/1/37	535,000	597,073
5% 2/1/38	400,000	443,902
5% 2/1/39	620,000	685,269
5% 2/1/40	650,000	712,983
Hennepin County Gen. Oblig.:
Series 2016 A:
5% 12/1/39	5,250,000	5,621,208
5% 12/1/40	7,200,000	7,703,920
Series 2016 B, 5% 12/1/31	1,155,000	1,255,906
Series 2017 C, 5% 12/1/33	3,075,000	3,326,839
Series 2019 B, 5% 12/15/39	3,725,000	4,127,559
Series 2020 A, 5% 12/1/31	4,765,000	5,681,922
Series 2020 C, 5% 12/15/37	2,500,000	2,834,537
Itasca County (Minnesota County Cr. Enhancement Prog.) Series 2020 B:
2% 2/1/35	600,000	491,002
4% 2/1/30	1,520,000	1,658,869
Le Sueur-Henderson ISD No. 2397 (Minnesota School District Cr. Enhancement Prog.) Series 2022 A, 4.5% 2/1/42	2,495,000	2,619,151
Maple Grove Health Care Sys. Rev.:
Series 2015:
4% 9/1/35	1,250,000	1,232,682
5% 9/1/25	215,000	223,948
5% 9/1/28	695,000	721,632
5% 9/1/30	1,500,000	1,554,993
5% 9/1/31	1,300,000	1,345,709
5% 9/1/32	1,000,000	1,032,166
Series 2017:
5% 5/1/26	1,355,000	1,423,330
5% 5/1/27	1,400,000	1,491,696
5% 5/1/28	2,915,000	3,098,676
5% 5/1/29	1,000,000	1,061,313
5% 5/1/30	900,000	954,419
5% 5/1/31	580,000	613,741
5% 5/1/32	500,000	526,670
Maple River Independent School District No. 2135 Series 2020 A, 4% 2/1/45	2,750,000	2,786,473
Metropolitan Council Gen. Oblig. Rev. Series 2020 D:
5% 3/1/30	1,295,000	1,522,075
5% 3/1/31	1,355,000	1,623,123
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/26	3,015,000	3,064,206
5% 1/1/28	4,100,000	4,166,853
5% 1/1/29	2,150,000	2,183,647
5% 1/1/30	2,000,000	2,030,339
5% 1/1/31	6,020,000	6,110,821
Series 2016 A:
5% 1/1/30	4,275,000	4,628,626
5% 1/1/31	2,375,000	2,566,071
5% 1/1/32	2,900,000	3,131,230
Series 2016 C, 5% 1/1/46	4,770,000	4,952,697
Series 2016 D:
5% 1/1/27 (b)	350,000	370,991
5% 1/1/28 (b)	430,000	455,232
5% 1/1/29 (b)	225,000	238,052
5% 1/1/30 (b)	480,000	506,547
5% 1/1/31 (b)	200,000	210,980
5% 1/1/32 (b)	200,000	210,841
5% 1/1/33 (b)	220,000	231,673
5% 1/1/34 (b)	225,000	236,497
5% 1/1/35 (b)	225,000	235,640
5% 1/1/36 (b)	220,000	229,348
5% 1/1/37 (b)	250,000	259,478
5% 1/1/41 (b)	725,000	744,282
Series 2022 B:
4.25% 1/1/42 (b)	1,650,000	1,641,603
5% 1/1/47 (b)	1,600,000	1,668,205
Minneapolis Health Care Sys. Rev.:
Series 2015 A:
5% 11/15/27 (Assured Guaranty Muni. Corp. Insured)	850,000	891,529
5% 11/15/32	2,200,000	2,290,071
Series 2018 A:
5% 11/15/34	3,350,000	3,603,975
5% 11/15/35	2,500,000	2,672,100
5% 11/15/36	2,500,000	2,654,994
5% 11/15/49	4,935,000	5,063,391
Series 2021:
4% 11/15/36	5,410,000	5,499,135
4% 11/15/37	2,780,000	2,810,570
4% 11/15/38	1,785,000	1,798,339
4% 11/15/39	1,265,000	1,267,154
4% 11/15/40	6,000,000	5,994,829
Minneapolis Spl. School District:
(Minnesota School District Cr. Enhancement Prog.):
Series 2019 A, 5% 2/1/32	1,125,000	1,272,370
Series 2019 B, 5% 2/1/32	1,815,000	2,052,757
(MN SD Cr. Enhancement Prog.):
Series 2018 A, 5% 2/1/33	1,000,000	1,107,331
Series 2018 B, 5% 2/1/33	3,190,000	3,532,386
Series 2017 A, 4% 2/1/33	1,415,000	1,492,216
Series 2017 B:
4% 2/1/33	2,595,000	2,736,608
4% 2/1/34	2,595,000	2,725,457
Series 2020 B, 4% 2/1/36	1,745,000	1,831,928
Series 2020 C, 4% 2/1/38	1,665,000	1,710,343
Series 2021 B:
5% 2/1/41	1,180,000	1,324,889
5% 2/1/42	1,235,000	1,385,086
Series 2021 C:
5% 2/1/40	1,585,000	1,790,807
5% 2/1/41	1,660,000	1,863,828
5% 2/1/42	1,745,000	1,957,065
Series 2022 B:
5% 2/1/34	850,000	1,003,029
5% 2/1/41	1,195,000	1,352,101
5% 2/1/42	1,255,000	1,417,202
5% 2/1/43	1,320,000	1,488,235
Minneapolis Spl. School District #1 Ctfs. of Prtn. Series 2016 C, 5% 2/1/31	1,915,000	2,102,982
Minnesota Armory Bldg. Commission Series 2021 A, 3% 6/1/38	1,900,000	1,745,631
Minnesota Ctfs. Prtn. (Minnesota Gen. Oblig. Proj.) Series 2014, 5% 6/1/39	2,445,000	2,480,535
Minnesota Gen. Oblig.:
Series 2015 A, 5% 8/1/33	1,900,000	2,001,150
Series 2017 A, 5% 10/1/33	3,335,000	3,703,129
Series 2018 B, 4% 8/1/35	5,270,000	5,545,443
Series 2019 A:
5% 8/1/31	1,000,000	1,157,909
5% 8/1/35	5,030,000	5,760,645
Series 2020 A:
5% 8/1/35	6,000,000	6,997,248
5% 8/1/37	6,000,000	6,848,764
5% 8/1/40	2,500,000	2,818,347
Series 2021 A:
4% 9/1/39	2,645,000	2,776,749
4% 9/1/41	10,000,000	10,396,575
Series 2021 B, 4% 9/1/32	2,000,000	2,221,010
Series 2022 A, 5% 8/1/41	1,530,000	1,759,482
Minnesota Higher Ed. Facilities Auth. Rev.:
(Univ. of St Thomas) Series 2017 A, 5% 10/1/29	760,000	831,259
Series 2016 A, 5% 5/1/46	3,610,000	3,283,399
Series 2017 A, 4% 10/1/35	800,000	818,656
Series 2017:
5% 3/1/31	1,000,000	1,093,532
5% 10/1/31	590,000	641,147
5% 3/1/34	530,000	578,230
5% 10/1/34	440,000	472,989
5% 10/1/35	555,000	592,290
Series 2018 A:
5% 10/1/34	1,155,000	1,237,010
5% 10/1/35	500,000	532,157
5% 10/1/45	3,650,000	3,750,957
Series 2019:
3% 12/1/23	100,000	99,366
4% 12/1/24	100,000	100,058
4% 12/1/25	180,000	180,175
4% 12/1/26	190,000	190,532
4% 12/1/27	195,000	195,408
4% 12/1/28	240,000	240,143
4% 12/1/29	285,000	284,335
4% 12/1/30	200,000	198,921
4% 12/1/31	450,000	445,754
4% 12/1/32	690,000	679,587
4% 12/1/33	750,000	732,550
4% 12/1/34	225,000	217,346
5% 10/1/29	400,000	453,027
5% 10/1/40	1,000,000	1,062,159
Series 2021:
3% 3/1/40	365,000	321,052
3% 3/1/43	325,000	269,269
4% 3/1/24	205,000	207,409
4% 10/1/24	440,000	446,190
4% 3/1/25	175,000	179,286
4% 10/1/25	585,000	600,413
4% 3/1/26	100,000	103,993
4% 10/1/26	600,000	623,924
4% 10/1/28	675,000	714,241
4% 10/1/29	460,000	489,583
4% 3/1/30	150,000	163,636
4% 3/1/31	250,000	275,657
4% 3/1/32	140,000	153,506
4% 3/1/33	390,000	424,060
4% 3/1/34	150,000	161,496
4% 3/1/35	125,000	133,173
4% 3/1/36	125,000	131,522
4% 3/1/37	100,000	104,139
4% 10/1/46	2,750,000	2,641,706
4% 10/1/50	1,000,000	946,621
Series 2022 A:
5% 10/1/47	1,000,000	1,057,137
5% 10/1/52	1,000,000	1,051,107
Series Eight-G, 5% 12/1/31	1,000,000	1,053,071
Series Eight-J:
5% 3/1/26	1,015,000	1,058,393
5% 3/1/27	500,000	520,617
Series Eight-L:
5% 4/1/28	920,000	979,777
5% 4/1/29	1,005,000	1,072,070
5% 4/1/35	500,000	528,326
Minnesota Hsg. Fin. Agcy.:
(Mtg. Backed Securities Pass Through Prog.) Series 2019 C, 3.15% 6/1/49	789,114	757,620
(Mtg.-Backed Securities Pass-Through Prog.) Series H, 2.47% 1/1/50	1,749,142	1,568,141
Series 2015 A:
5% 8/1/29	1,000,000	1,027,128
5% 8/1/30	1,000,000	1,026,076
5% 8/1/31	1,000,000	1,026,338
5% 8/1/32	1,000,000	1,025,550
5% 8/1/33	1,000,000	1,025,025
Series 2016 B, 3.5% 7/1/46	2,470,000	2,457,958
Series 2019 B, 4.25% 7/1/49	2,875,000	2,915,069
Series 2020 G, 3% 1/1/51	1,240,000	1,215,719
Series 2021 D, 3% 1/1/52	1,790,000	1,750,780
Series 2021 H, 3% 7/1/52	1,210,000	1,181,471
Series 2021, 3% 7/1/51	3,510,000	3,436,215
Series 2022 M, 6% 1/1/53	2,500,000	2,766,362
Series 2023 B, 5.75% 7/1/53	3,000,000	3,274,121
Series B:
3.5% 7/1/50	7,625,000	7,584,491
4% 8/1/36	2,000,000	2,078,882
Series E, 3.5% 7/1/50	3,845,000	3,824,754
Series I, 3% 1/1/51	4,340,000	4,252,726
Minnesota Muni. Gas Agcy. Rev. Bonds Series 2022 A, 4%, tender 12/1/27 (c)	7,000,000	7,086,496
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2014 A, 5% 10/1/26	830,000	858,488
Series 2014:
5% 10/1/26	630,000	651,624
5% 10/1/27	750,000	775,631
5% 10/1/30	1,000,000	1,033,432
Series 2016:
4% 10/1/41	1,000,000	1,001,474
5% 10/1/32	1,500,000	1,618,720
5% 10/1/33	400,000	431,381
5% 10/1/35	400,000	428,480
5% 10/1/36	1,000,000	1,073,266
5% 10/1/47	2,000,000	2,106,305
Minnesota Pub. Facilities Auth. Rev. Series 2016 A, 5% 3/1/30	5,150,000	5,515,007
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	1,925,000	1,966,689
Moorhead ISD No. 152 Series 2020 A, 4% 2/1/31	2,015,000	2,157,436
Nashwauk Keewatin Independent School District # 319 Gen. Oblig. Series 2022 A:
4% 2/1/35	200,000	214,639
4% 2/1/36	1,000,000	1,063,389
North St. Paul Maplewood-Oakdale Indpendent School District:
(Minnesota School District Cr. Enhancement Prog.) Series 2019 B, 3% 2/1/42	3,090,000	2,553,324
(MN SD Cr. Enhancement Prog.) Series 2019 B, 4% 2/1/32	3,120,000	3,322,033
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2013 A:
5% 1/1/24	650,000	651,066
5% 1/1/25	975,000	976,471
5% 1/1/31	1,740,000	1,742,761
Series 2016:
5% 1/1/28	500,000	531,320
5% 1/1/29	920,000	978,633
5% 1/1/30	520,000	552,998
5% 1/1/31	350,000	372,115
Series 2017:
5% 1/1/29	460,000	498,307
5% 1/1/31	400,000	430,703
5% 1/1/33	475,000	508,819
5% 1/1/35	520,000	553,960
Ramsey County Gen. Oblig. Series 2021 A, 5% 2/1/30	590,000	691,964
Red Rock Central Independent School District Series 2022 A, 2.375% 2/1/45	1,310,000	919,943
Robbinsdale Independent School District 281 (MN SD Cr. Enhancement Prog.) Series 2019 B, 5% 2/1/30	955,000	1,069,152
Rochester Elec. Util. Rev. Series 2017 A:
5% 12/1/42	1,100,000	1,160,174
5% 12/1/47	1,000,000	1,050,484
Rochester Health Care Facilities Rev.:
Series 2016 B:
5% 11/15/31	3,750,000	4,475,859
5% 11/15/33	300,000	365,747
5% 11/15/35	4,000,000	4,857,121
Series 2018, 4% 11/15/48	3,400,000	3,366,592
Series 2022:
4% 11/15/39	2,670,000	2,774,571
5% 11/15/57	3,500,000	3,820,108
Roseville Independent School District Series 2021 A:
5% 4/1/27	850,000	906,217
5% 4/1/28	1,100,000	1,190,484
Roseville Independent School District #623:
(Minnesota Gen. Oblig.) Series 2018 A, 5% 2/1/31	5,050,000	5,493,521
(MN School District Cr. Enhancement Prog.) Series 2018 A, 5% 2/1/29	5,180,000	5,650,261
Saint Cloud Health Care Rev.:
Series 2016 A:
5% 5/1/29	1,125,000	1,189,369
5% 5/1/30	1,000,000	1,055,962
5% 5/1/31	1,000,000	1,055,099
5% 5/1/46	5,000,000	5,120,126
Series 2019, 5% 5/1/48	6,000,000	6,231,406
Saint Paul Gen. Oblig. Series 2021 C, 4% 5/1/31	1,590,000	1,764,823
Saint Paul Port Auth. District Series 2021 1:
3% 10/1/26	100,000	100,354
3% 10/1/34	285,000	265,596
4% 10/1/41	500,000	489,477
Saint Paul Sales Tax Rev. Series 2014 G:
5% 11/1/26	1,000,000	1,035,846
5% 11/1/28	1,000,000	1,034,278
Shakopee Health Care Facilities Rev. Series 2014:
5% 9/1/24	1,000,000	1,025,169
5% 9/1/25	1,345,000	1,378,235
5% 9/1/26	1,575,000	1,614,191
5% 9/1/28	1,000,000	1,022,765
5% 9/1/34	1,065,000	1,080,796
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (c)(d)	2,900,000	2,855,115
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A, 0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,320,000	3,055,107
Series 2015 A:
5% 1/1/34	1,695,000	1,798,399
5% 1/1/36	1,000,000	1,057,468
Series 2019 A, 5% 1/1/34	1,230,000	1,409,078
St Paul Independent School District (Minnesota School District Cr. Enhancement Prog.) Series 2022 E, 4% 2/1/40	1,575,000	1,617,931
St Paul Minn Wtr. Rev. Series 2023 A, 4% 12/1/47 (e)	1,000,000	1,012,264
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(Fairview Hsp & Hltcare Srv Sys. Proj.) Series 2017 A, 5% 11/15/47	4,395,000	4,497,155
Series 2015 A:
5% 7/1/29	5,000,000	5,208,377
5% 7/1/30	5,015,000	5,223,002
Series 2017 A:
5% 11/15/28	460,000	496,721
5% 11/15/30	650,000	698,011
5% 11/15/31	845,000	905,269
5% 11/15/33	3,410,000	3,640,900
5% 11/15/34	665,000	707,135
Univ. of Minnesota Gen. Oblig.:
Series 2017 A:
5% 9/1/33	5,025,000	5,539,950
5% 9/1/37	3,880,000	4,201,008
5% 9/1/39	1,000,000	1,075,307
Series 2017 B, 5% 12/1/32	2,000,000	2,219,346
Series 2019 A, 5% 4/1/44	5,000,000	5,423,518
Series 2020 A:
5% 11/1/31	1,070,000	1,254,492
5% 11/1/33	1,015,000	1,180,098
5% 11/1/45	6,050,000	6,637,717
Warren / Alvarado / Oslo Minni Series 2023 A:
3.75% 2/1/42	1,030,000	1,012,276
3.75% 2/1/43	845,000	828,570
Wayzata Sr Hsg. Rev. Series 2019:
5% 8/1/49	500,000	468,039
5% 8/1/54	1,000,000	924,228
West Saint Paul Independent School District #197 (Minnesota School District Cr. Enhancement Prog.) Series 2018 A, 4% 2/1/41	2,400,000	2,435,449
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 2015 A, 5% 1/1/31	1,820,000	1,934,997
Series 2018 A, 5% 1/1/49	2,000,000	2,140,462
White Bear Lake Independent School District #624 Gen. Oblig.:
Series 2020 A, 3% 2/1/31	930,000	935,251
Series 2022 A, 4% 2/1/32	4,795,000	5,242,330
Wright County Ctfs. of Prtn. Series 2019 A:
5% 12/1/30	1,115,000	1,287,028
5% 12/1/31	1,000,000	1,153,089
TOTAL MINNESOTA		567,366,035
Puerto Rico - 0.9%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	1,705,673	965,915
5.625% 7/1/27	190,000	196,304
5.625% 7/1/29	595,000	621,157
5.75% 7/1/31	1,420,000	1,505,856
Puerto Rico Hsg. Fin. Auth. Series 2020, 5% 12/1/27	1,225,000	1,331,317
Puerto Rico Indl., Tourist, Edl., Med. And Envir. Cont. Facilities Fing. Auth. Series 2021:
4% 7/1/36	105,000	100,362
4% 7/1/41	85,000	76,813
5% 7/1/27	325,000	349,263
5% 7/1/30	140,000	156,272
5% 7/1/32	380,000	425,200
TOTAL PUERTO RICO		5,728,459
TOTAL MUNICIPAL BONDS (Cost $593,556,634)		574,996,514

Municipal Notes - 1.5%
	Principal Amount (a)	Value ($)
Minnesota - 1.5%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2009 B2, 3.8% 4/3/23, LOC JPMorgan Chase Bank, VRDN (c) (Cost $8,750,000)	8,750,000	8,750,000

TOTAL INVESTMENT IN SECURITIES - 98.4% (Cost $602,306,634)	583,746,514
NET OTHER ASSETS (LIABILITIES) - 1.6%	9,320,759
NET ASSETS - 100.0%	593,067,273

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,855,115 or 0.5% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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